SEGMENT REPORTING - Summary information by segment for continuing operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Total segment and consolidated revenues	$ 32,922	$ 43,101	$ 57,025
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(18,582)	(29,107)	(35,025)
Total segment and consolidated cost of revenue-depreciation and amortization	(11,355)	(10,948)	(26,170)
Total segment and consolidated cost	(29,937)	(40,055)	(61,195)
Reconciling items:
Sales and marketing expenses	(54)	(153)	(336)
General and administrative expenses - payroll	(5,675)	(5,967)	(6,096)
General and administrative expenses - others	(8,034)	(12,498)	(15,850)
Service development expenses	(69)	(874)	(2,213)
Operating expenses	(13,832)	(19,492)	(24,495)
Other operating income	214	180	115
Government grant			29
Other operating expenses	(613)	(13,642)	(2,370)
Net (loss) gain on disposal of cryptocurrency assets		7,074	(7,835)
Impairment of cryptocurrency assets		(2,359)	(9,396)
Impairment of property and equipment:
Impairment of property and equipment	0	0	(35,224)
Impairment of intangible assets:
Impairment of intangible assets			(7,539)
Changes in fair value of cryptocurrency assets	3,203
Changes in fair value of contingent considerations			1,247
Changes in fair value of payables settled by cryptocurrency assets	37
Operating loss from continuing operations	8,006	25,193	89,638
Other income, net	627	691	9,031
Interest income	56	242	150
Interest expense			(218)
Gain (loss) from equity method investments	(20)	(295)	164
Impairment of long-term investments	(132)	(1,408)	(2,250)
Gain from disposal of long-term investments		614
Gain from short-term investments	156
Gain from disposal of subsidiaries			3,340
Changes in fair value of derivative instruments	311	(35)
Income tax benefits	0	0	0
Net loss from continuing operations	(7,008)	(25,384)	(79,421)
Operating segments
SEGMENT REPORTING
Total segment gross (loss) profit	2,985	3,046	(4,170)
Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenues	(12,558)	(11,943)	(7,593)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	12,558	11,943	7,593
Data center
Reconciling items:
General and administrative expenses - payroll	(52)	(13)	(5)
Impairment of intangible assets:
Impairment of intangible assets			(7,539)
Data center | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenues	28,389	33,482	17,580
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(16,877)	(21,834)	(17,515)
Total segment and consolidated cost of revenue-depreciation and amortization	(2,642)	(2,480)	(4,983)
Total segment gross (loss) profit	(3,688)	(2,775)	(12,511)
Data center | Inter-segment
SEGMENT REPORTING
Total segment and consolidated revenues	12,558	11,943	7,593
Cryptocurrency mining
Reconciling items:
General and administrative expenses - payroll	(1,951)	(2,033)	(823)
Impairment of property and equipment:
Impairment of property and equipment			(35,224)
Cryptocurrency mining | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenues	17,091	21,562	46,839
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(14,263)	(19,216)	(21,678)
Total segment and consolidated cost of revenue-depreciation and amortization	(8,713)	(8,468)	(21,185)
Total segment gross (loss) profit	6,673	5,821	11,569
Others
Reconciling items:
General and administrative expenses - payroll	$ (3,672)	$ (3,921)	(5,268)
Others | Operating segments
SEGMENT REPORTING
Total segment and consolidated revenues			199
Total segment and consolidated cost of revenue-exclusive depreciation and amortization			(3,425)
Total segment and consolidated cost of revenue-depreciation and amortization			(2)
Total segment gross (loss) profit			$ (3,228)